Trade Accounts Receivable, Net (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Trade Accounts Receivable, Net
Trade accounts receivable	$ 18,463,572	¥ 126,998,338	¥ 509,737,390
Less: Allowance for doubtful accounts	0	0	0
Total trade accounts receivable, net	$ 18,463,572	126,998,338	509,737,390
Trade accounts receivables pledged as collateral for borrowings from financial institutions		¥ 0	¥ 0